2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Aug. 31, 2020	Aug. 31, 2019
Depreciation expense	$ 114,007	$ 103,960	$ 215,155	$ 188,928
Antidilutive shares			0	0
Level 1 [Member]
Fair value of financial instruments			$ 426,522
Level 3 [Member]
Fair value of financial instruments			$ 0